Financial Instruments - Summary of Financial Instruments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	$ 17,059,774	$ 27,380,623
Cash And Banks [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	266,625	387,445
Investment [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	1,742,228	120,261
Financial assets at fair value through profit or loss	2,366,695	1,267,841
Accounts receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	$ 3,935,234	$ 3,434,395